UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08637

The Pacific Corporate Group Private Equity Fund
(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California 92037
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 858-456-6000

Date of fiscal year end:  3/31/09

Date of reporting period:  12/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Schedule of Investments.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of December 31, 2008
			Fair Value	Fair Value
			% of	as a
			Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets
Direct Investments:

Manufacturing:
ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
8,638 shares of redeemable exchangeable
cumulative preferred stock, 10% PIK (paid-in-kind) dividend	$863,700	$2,189,325
1,000 shares of common stock	1,000,000	0

Total Manufacturing	1,863,700	2,189,325	11.93%	11.93%

Healthcare:
Allied Healthcare International, Inc.
New York, NY
Home health care
64,626 shares of common stock	77,551	70,442	0.39%	0.39%

Total Healthcare	77,551	70,442	0.39%	0.39%

Total Direct Investments	1,941,251	2,259,767	12.32%	12.32%

Indirect Investments:

International:
CVC European Equity Partners II L.P.	1,330,579	962,842	5.25%	5.25%
$7,500,000 original capital commitment
.300% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.	416,059	433,631	2.36%	2.36%
$2,500,000 original capital commitment
.267% limited partnership interest

Total International	1,746,638	1,396,473	7.61%	7.61%

Large Corporate Restructuring:
Apollo Investment Fund IV, L.P.	873,061	843,723	4.60%	4.60%
$5,000,000 original capital commitment
.139% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.	268,015	203,533	1.11%	1.11%
$5,000,000 original capital commitment
.124% limited partnership interest

Total Large Corporate Restructuring	1,141,076	1,047,256	5.71%	5.71%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2008
			Fair Value	Fair Value
			% of	as a
			Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets
Medium Corporate Restructuring:
Aurora Equity Partners II L.P.	$2,486,711	$4,284,125	23.35%	23.35%
$5,000,000 original capital commitment
.663% limited partnership interest

Fenway Partners Capital Fund II, L.P.	2,361,172	2,360,860	12.86%	12.86%
$5,000,000 original capital commitment
.550% limited partnership interest

Parthenon Investors, L.P.	616,577	856,863	4.67%	4.67%
$3,500,000 original capital commitment
.990% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.	0	35,790	0.20%	0.20%
$10,000,000 original capital commitment
.342% limited partnership interest

Total Medium Corporate Restructuring	5,464,460	7,537,638	41.08%	41.08%

Sector Focused:
First Reserve Fund VIII, L.P.	0	92,000	0.50%	0.50%
$5,000,000 original capital commitment
.616% limited partnership interest

Providence Equity Partners III, L.P.	94,900	94,000	0.51%	0.51%
Providence Equity Offshore Partners III, L.P.	1,154	6,553	0.04%	0.04%
$3,500,000 original capital commitment	96,054	100,553	0.55%	0.55%
.372% limited partnership interest

VS&A Communications Partners III, L.P.	1,053,253	1,118,710	6.09%	6.09%
$3,000,000 original capital commitment
.293% limited partnership interest

Total Sector Focused	1,149,307	1,311,263	7.14%	7.14%

Small Corporate Restructuring:
American Securities Partners II, L.P. (A)	0	18,457	0.10%	0.10%
$5,000,000 original capital commitment
1.429% limited partnership interest

Sentinel Capital Partners II, L.P. (A)	315,812	239,769	1.30%	1.30%
$5,000,000 original capital commitment
3.973% limited partnership interest

Washington & Congress Capital Partners, L.P. (B)
(f/k/a Triumph Partners III, L.P.)	40,246	139,223	0.76%	0.76%
$5,000,000 original capital commitment
.831% limited partnership interest

Total Small Corporate Restructuring	356,058	397,449	2.16%	2.16%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2008
			Fair Value	Fair Value
			% of	as a
			Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets

Venture Capital:
Alta California Partners II, L.P.	$957,135	$646,218	3.52%	3.52%
$4,000,000 original capital commitment
1.783% limited partnership interest

Atlas Venture Fund IV, L.P.	204,964	148,099	0.81%	0.81%
$1,540,000 original capital commitment
.381% limited partnership interest

Sprout Capital VIII, L.P.	495,967	443,469	2.42%	2.42%
$5,000,000 original capital commitment
.667% limited partnership interest

Total Venture Capital	1,658,066	1,237,786	6.75%	6.75%

Total Indirect Investments	11,515,605	12,927,865	70.45%	70.45%

Total Portfolio Investments (C) (D)	$13,456,856	$15,187,632	82.77%	82.77%

(A)	The fair value assigned to these limited partnership interests mainly represent cash, cash equivalents and future escrow proceeds.

(B)
In December 2008, the Trust received an in-kind distribution from Washington & Congress Capital Partners, L.P. of 64,626 common shares of Allied Healthcare International, Inc. valued at $77,551 as of the date of distribution.

(C)
The Trust’s indirect investments are illiquid as redemptions are not allowed. However, the Trust may exit investments by selling its portion in the secondary market after the opportunity to buy the Trust's portion has been given to the other limited partners invested in this partnership.

(D)
For the three months ended December 31, 2008, the Trust wrote-off a portion of cost of the following Indirect Investments, resulting in a realized loss of $809,500:

Apollo Investment Fund IV, L.P.                                               $ 77,200
CVC European Equity Partners II, L.P.                                       157,400
Parthenon Investors, L.P.                                                            574,900
                                                                                                       $809,500

Item 2.                      Controls and Procedures.

Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Certifications attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund

By               /s/ Christopher J. Bower
Christopher J. Bower
President / Principal Executive Officer

Date:              April 29, 2009

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By              /s/ Christopher J. Bower
Christopher J. Bower
President / Principal Executive Officer

Date:              April 29, 2009

By              /s/ Quyen Dao-Haddock
Quyen Dao-Haddock
Vice President, Treasurer and Secretary/ Principal Financial Officer

Date:              April 29, 2009